SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND RECENT ACCOUNTING PRONOUNCEMENTS - Revenue Recognition (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) PERFORMANCE_OBLIGATION	Dec. 31, 2020 USD ($)
Disaggregation of Revenue [Line Items]
Number of performance obligations | PERFORMANCE_OBLIGATION	3
Deferred revenue | $	$ 445	$ 286
Minimum
Disaggregation of Revenue [Line Items]
Amortization period	1 year
Contract term	1 year